[PHOTO]                                                         NEUBERGER BERMAN

NEUBERGER BERMAN
EQUITY FUNDS-REGISTERED TRADEMARK-
--------------------------------------------------------------------------------
                    PROSPECTUS DECEMBER 30, 1998

                        The Securities and Exchange Commission does not say whether any mutual fund is a good or bad investment or whether the information in any prospectus is accurate or complete. It is unlawful for anyone to indicate otherwise.

Focus Fund
Genesis Fund
Guardian Fund
International Fund
Manhattan Fund
Millennium Fund
Partners Fund
Socially Responsive Fund

CONTENTS

            NEUBERGER BERMAN EQUITY FUNDS

PAGE 2 ......  Focus Fund

     8 ......  Genesis Fund

    14 ......  Guardian Fund

    20 ......  International Fund

    26 ......  Manhattan Fund

    32 ......  Millennium Fund

    36 ......  Partners Fund

    42 ......  Socially Responsive Fund

            YOUR INVESTMENT

    48 ......  Share Prices

    49 ......  Privileges and Services

    50 ......  Distributions and Taxes

    52 ......  Maintaining Your Account

    56 ......  Buying and Selling Shares

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1998 Neuberger Berman Management Inc.

------------------------------------------------------------

FUND MANAGEMENT
All of the Neuberger Berman Equity Funds are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $49 billion in total assets (as of September 30, 1998) and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THESE FUNDS:

- ARE DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFER YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH PROFESSIONALLY MANAGED STOCK PORTFOLIOS

- ALSO OFFER THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH FUNDS THAT INVEST USING A VALUE OR A GROWTH APPROACH, OR A COMBINATION OF THE TWO

- USE A MASTER/FEEDER STRUCTURE IN THEIR PORTFOLIOS; SEE PAGE 54 FOR INFORMATION ON HOW IT WORKS

- CARRY CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID

- ARE MUTUAL FUNDS, NOT BANK DEPOSITS, AND ARE NOT GUARANTEED OR INSURED

[PHOTO]

NEUBERGER BERMAN
FOCUS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBSSX      ABOVE: PORTFOLIO MANAGER KENT C. SIMONS

"OUR INVESTMENT APPROACH FOR FOCUS FUND INVOLVES LOOKING FOR COMPANIES THAT HAVE LOW PRICE-TO-EARNINGS RATIOS, SOLID BALANCE SHEETS AND STRONG MANAGEMENT. WE OFTEN FIND THAT THESE COMPANIES ARE CONCENTRATED IN CERTAIN SECTORS OF THE ECONOMY, AND WE LOOK FURTHER WITHIN THESE SECTORS FOR OTHER COMPANIES THAT MEET OUR CRITERIA."

GOAL & STRATEGY
------------------------------------------------------------

INDUSTRY SECTORS
The economy is divided into sectors, each made up of related industries. By focusing on several sectors at a time, a fund can add a measure of diversification and still allow the potential for performance.

This contrasts with an approach of limiting investment to one sector, which may offer greater opportunity but also more risk. A sector may have above-average performance during particular periods, but individual sectors also tend to move up and down more than the broader market.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
            THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

          To pursue this goal, the fund invests mainly in common stocks of companies of any size that fall within the following sectors:

- autos and housing

- consumer goods and services

- defense and aerospace

- energy

- financial services

- health care

- heavy industry

- machinery and equipment

- media and entertainment

- retailing

- technology

- transportation

- utilities

At any given time, the fund intends to place most of its assets in those sectors on the list that the manager believes are undervalued. The fund generally invests at least 90% of net assets in no more than six sectors. However, it does not invest more than 50% of total assets in any one sector, or more than 25% of total assets in any one industry.

The manager looks for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                            Focus Fund   3

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Because the fund typically focuses on a few sectors at a time, its performance is likely to be disproportionately affected by the factors influencing those sectors. These may include market, economic, political, or regulatory developments, among others. The fund's performance may also suffer if a sector does not perform as the portfolio manager expected.

To the extent that the fund emphasizes any particular size of stock, it takes on the associated risks. Mid- and small-cap stocks tend to be riskier than large-cap stocks; over time, however, large-cap stocks may perform better or less well than mid- and small-cap stocks. At any given time, one size of stock may be out of favor with investors. If the fund emphasizes that size, it could perform less well than certain other funds.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      4  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

Because the fund had a policy of investing heavily in energy stocks prior to November 1991, and invested mainly in large-cap stocks prior to September 1998, its performance during those times would have been different if current policies had been in effect.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988                                                   16.47%
89                                                     29.78%
90                                                     -5.92%
91                                                     24.66%
92                                                     21.10%
93                                                     16.33%
94                                                      0.87%
95                                                     36.19%
96                                                     16.22%
97                                                     24.15%
BEST QUARTER: Q2 '97, up 16.95%
WORST QUARTER: Q3 '90, down 9.07%
Year-to-date performance as of 9/30/98: down
15.81%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------

FOCUS FUND                         24.15        18.19        17.34
S&P 500 Index                      33.32        20.22        18.00

 The S&P 500 is an unmanaged index of U.S. stocks.

                                            Focus Fund   5

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
KENT C. SIMONS is a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC. He has managed the fund's assets since 1988.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.74% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.74
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.10
                                              ....
EQUALS:  Total annual operating expenses      0.84

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 54.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $86      $268      $466      $1037

                      6  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1994     1995     1996     1997     1998
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     24.00    24.42    28.88    28.46    38.89
PLUS:     Income from investment operations
          Net investment income                                       0.21     0.17     0.19     0.08     0.10
          Net gains/losses -- realized and unrealized                 2.16     5.97     0.85    12.00    (6.21)
          Subtotal: income from investment operations                 2.37     6.14     1.04    12.08    (6.11)
MINUS:    Distributions to shareholders
          Income dividends                                            0.25     0.20     0.11     0.22     0.06
          Capital gain distributions                                  1.70     1.48     1.35     1.43     4.93
          Subtotal: distributions to shareholders                     1.95     1.68     1.46     1.65     4.99
                                                                   ...........................................
EQUALS:   Share price (NAV) at end of year                           24.42    28.88    28.46    38.89    27.79
--------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                                0.85     0.87     0.89     0.86     0.84
Expenses(1)                                                             --       --     0.89     0.86     0.84
Net investment income -- actual                                       0.89     0.75     0.69     0.21     0.27
--------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                     10.35    27.47     3.70    43.92   (17.37)
Net assets at end of year (in millions of dollars)                   643.9    956.0  1,071.4  1,411.9  1,119.9
Portfolio turnover rate (%)                                             52       36       39       63       64

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT EXPENSES WOULD HAVE
    BEEN IF THERE HAD BEEN NO EXPENSE
    OFFSET ARRANGEMENTS. THIS
    CALCULATION IS REQUIRED FOR ALL
    PERIODS ENDING AFTER 9/1/95.

                                            Focus Fund   7

[PHOTO]

NEUBERGER BERMAN
GENESIS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBGNX      ABOVE: PORTFOLIO MANAGERS ROBERT W. D'ALELIO
                                     AND JUDITH M. VALE

"WE SEEK OUT SMALL COMPANIES THAT ARE LITTLE-KNOWN AND OFTEN ARE IN LESS GLAMOROUS INDUSTRIES. FUTURE GROWTH IS ONE AREA WE FOCUS ON, BUT EQUALLY IMPORTANT TO US IS EVIDENCE OF SOLID PERFORMANCE AND A PROVEN MANAGEMENT TEAM. AND AS VALUE INVESTORS, WE LOOK FOR STOCKS THAT ARE SELLING AT ATTRACTIVE PRICES."

THIS FUND IS CURRENTLY CLOSED TO NEW INVESTORS.

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps more than 60% of the time. However, small-caps have often fallen more severely during market downturns.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
            THE FUND SEEKS GROWTH OF CAPITAL.

          To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

- above-average returns

- an established market niche

- circumstances that would make it difficult for new competitors to enter the market

- the ability to finance their own growth

- sound future business prospects

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks.

At times, the managers may emphasize certain industries that they believe will benefit from market or economic trends.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                          Genesis Fund   9

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing. These include the risk that the fund's holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks when the market or the economy is not robust

- fall in price or be difficult to sell during market downturns

- be noticeably affected by the fortunes of a given sector that the managers decided to focus on

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      10  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988
'89                                                    17.25%
'90                                                   -16.24%
'91                                                    41.55%
'92                                                    15.62%
'93                                                    13.89%
'94                                                    -1.82%
'95                                                    27.31%
'96                                                    29.86%
'97                                                    34.89%
BEST QUARTER: Q1 '91, up 25.05%
WORST QUARTER: Q3 '90, down 21.81%
Year-to-date performance as of 9/30/98: down
17.16%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97

                                                           Since
                                                         Inception
                                1 Year       5 Years      9/27/88
-------------------------------------------------------------------

GENESIS FUND                       34.89        20.05        16.58
Russell 2000 Index                 22.36        16.40        14.46

 The Russell 2000 is an unmanaged index of U.S. small-cap stocks.

                                         Genesis Fund   11

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
JUDITH M. VALE and ROBERT W. D'ALELIO are Vice Presidents of Neuberger Berman Management and principals of Neuberger Berman, LLC. Vale and D'Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund's assets since 1994. D'Alelio joined the firm in 1996 and has co-managed the fund's assets since 1997. From 1988 to 1996, he was a senior portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.95% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.97
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.16
                                              ....
EQUALS:  Total annual operating expenses      1.13

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 54.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $115     $359      $622      $1375

                      12  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1994     1995        1996        1997        1998
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                      8.62     8.27        9.52       10.91       15.55
PLUS:     Income from investment operations
          Net investment income (loss)                               (0.01)      --       (0.01)      (0.01)       0.11
          Net gains/losses -- realized and unrealized                 0.42     1.56        1.95        4.80       (3.00)
          Subtotal: income from investment operations                 0.41     1.56        1.94        4.79       (2.89)
MINUS:    Distributions to shareholders
          Income dividends                                            0.01       --          --          --          --
          Capital gain distributions                                  0.75     0.31        0.55        0.15        0.19
          Subtotal: distributions to shareholders                     0.76     0.31        0.55        0.15        0.19
                                                                   ....................................................
EQUALS:   Share price (NAV) at end of year                            8.27     9.52       10.91       15.55       12.47
-----------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain waiver and expense offset arrangements had not been in effect.
Net expenses -- actual                                                1.36     1.35        1.28        1.16        1.10
Gross expenses(1)                                                       --     1.38        1.38        1.26        1.12
Expenses(2)                                                             --       --        1.28        1.17        1.11
Net investment income (loss) -- actual                               (0.20)   (0.16)      (0.18)      (0.08)       0.72
-----------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                      4.77    19.69(3)    21.32(3)    44.32(3)   (18.82)(3)
Net assets at end of year (in millions of dollars)                   135.6    111.5       195.4       718.1     1,079.1
Portfolio turnover rate (%)                                             63       37          21          18          18

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO MANAGEMENT FEE WAIVER.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS; THE MANAGEMENT FEE WAIVER IS INCLUDED, HOWEVER. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT WAIVED A PORTION OF THE MANAGEMENT FEE.

                                         Genesis Fund   13

[PHOTO]

NEUBERGER BERMAN
GUARDIAN FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NGUAX      ABOVE: PORTFOLIO MANAGERS KEVIN L. RISEN AND
                                     ALLAN "RICK" WHITE

"WITH GUARDIAN FUND WE LOOK FOR ESTABLISHED COMPANIES THAT ARE EITHER 'UNDER A ROCK' OR 'UNDER A CLOUD' -- MEANING THAT THEY'RE EITHER NOT WELL FOLLOWED ON WALL STREET OR THEY'RE TEMPORARILY OUT OF FAVOR WITH OTHER INVESTORS. IT'S VERY MUCH A CONTINUATION OF THE CLASSIC VALUE APPROACH THE FUND HAS USED SINCE ITS FOUNDING IN 1950."

GOAL & STRATEGY
------------------------------------------------------------

LARGE-CAP STOCKS
Large companies are usually well-established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times.

Compared to smaller companies, large companies can be less responsive to changes and opportunities. At the same time, their returns have sometimes lead those of smaller companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
            THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL; CURRENT INCOME IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. Because the managers tend to find that undervalued stocks may be more common in certain sectors of the economy at a given time, the fund may emphasize those sectors.

The fund seeks to reduce risk by diversifying among a large number of companies across many different industries and economic sectors, and by managing its overall exposure to a wide variety of risk factors.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- solid balance sheets

- above-average returns

- low price-to-earnings ratios

- consistent earnings

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                        Guardian Fund   15

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform less well than certain other funds. While they may at times be less risky than small-cap stocks, large-cap stocks may perform better or less well over time.

To the extent that a value approach dictates an emphasis on certain sectors of the market at any given time, the fund's performance is likely to be disproportionately affected by the economic, market, and other developments that may influence those sectors. The fund's performance may also suffer if a sector does not perform as the portfolio managers expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      16  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

DISTRIBUTION HISTORY
In keeping with its goal, the fund has paid an annual income distribution every quarter since its inception in 1950. It has also paid an annual capital gain distribution during the same period. Of course, the fund cannot guarantee that it will continue to make these distributions.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988                                                   28.05%
'89                                                    21.50%
'90                                                    -4.71%
'91                                                    34.33%
'92                                                    19.01%
'93                                                    14.45%
'94                                                     0.60%
'95                                                    32.11%
'96                                                    17.88%
'97                                                    17.94%
BEST QUARTER: Q1 '91, up 17.42%
WORST QUARTER: Q3 '90, down 15.76%
Year-to-date performance as of 9/30/98: down
16.87%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------

GUARDIAN FUND                      17.94        16.16        17.49
S&P 500 Index                      33.32        20.22        18.00

 The S&P 500 is an unmanaged index of U.S. stocks.

                                        Guardian Fund   17

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
KEVIN L. RISEN and ALLAN R. WHITE III are Vice Presidents of Neuberger Berman Management and principals of Neuberger Berman, LLC. Risen has co-managed the fund's assets since 1996. He joined Neuberger Berman in 1992 as an analyst, and has been a portfolio manager since 1995. White has been co-manager of the fund since September 1998, when he joined the firm. From 1989 to 1998 he was a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.70% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.70
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.09
                                              ....
EQUALS:  Total annual operating expenses      0.79

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 54.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $81      $252      $439       $978

                      18  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1994     1995     1996     1997     1998
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     18.57    19.52    23.61    23.78    31.41
PLUS:     Income from investment operations
          Net investment income                                       0.24     0.27     0.31     0.15     0.18
          Net gains/losses -- realized and unrealized                 1.41     4.30     0.90     8.96    (6.09)
          Subtotal: income from investment operations                 1.65     4.57     1.21     9.11    (5.91)
MINUS:    Distributions to shareholders
          Income dividends                                            0.30     0.25     0.28     0.24     0.18
          Capital gain distributions                                  0.40     0.23     0.76     1.24     4.00
          Subtotal: distributions to shareholders                     0.70     0.48     1.04     1.48     4.18
                                                                   ...........................................
EQUALS:   Share price (NAV) at end of year                           19.52    23.61    23.78    31.41    21.32
--------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                                0.80     0.80     0.82     0.80     0.79
Expenses(1)                                                             --       --     0.82     0.80     0.79
Net investment income -- actual                                       1.36     1.40     1.37     0.55     0.59
--------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                      9.12    24.06     5.27    39.69   (20.80)
Net assets at end of year (in millions of dollars)                 2,416.5  3,947.5  4,905.2  6,475.1  4,210.8
Portfolio turnover rate (%)                                             24       26       37       50       60

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT EXPENSES WOULD HAVE
    BEEN IF THERE HAD BEEN NO EXPENSE
    OFFSET ARRANGEMENTS. THIS
    CALCULATION IS REQUIRED FOR ALL
    PERIODS ENDING AFTER 9/1/95.

                                        Guardian Fund   19

[PHOTO]

NEUBERGER BERMAN
INTERNATIONAL FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBISX      PORTFOLIO MANAGER VALERIE CHANG

"IN IDENTIFYING ATTRACTIVE STOCKS FROM AMONG THE MANY THOUSANDS CURRENTLY AVAILABLE OUTSIDE THE U.S., IT'S IMPORTANT TO HAVE A CLEAR STRATEGY. THIS FUND USES A COMBINATION OF GROWTH AND VALUE CRITERIA, WHILE ALSO CONSIDERING LARGER SCALE ECONOMIC FACTORS."

GOAL & STRATEGY
------------------------------------------------------------

FOREIGN STOCKS
There are many promising opportunities for investment outside the U.S. These foreign markets often respond to different factors, and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

  [ICON]
            THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF FOREIGN COMPANIES.

To pursue this goal, the fund invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the manager looks for well-managed companies that show potential for above-average growth or whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected earnings growth. The manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                   International Fund   21

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The fund may use derivatives for hedging and for speculation. Hedging could reduce the fund's losses from currency fluctuations, but could also reduce its gains. A derivative instrument could fail to perform as expected. Any speculative investment could cause a loss for the fund.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, sometimes sharply, and you could lose money.

Foreign stocks are riskier than comparable U.S. stocks. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The fund could also underperform if the manager invests in the wrong countries or regions.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

To the extent that the fund invests in growth stocks or in value stocks, it takes on the risks associated with both types of stocks. Growth stocks may suffer more than value stocks during market downturns, while value stocks may remain undervalued. Either type of stock may underperform the other during a given period.

                      22  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

Because the fund had a policy of investing primarily in mid- and large-cap stocks prior to September 1998, its performance during that time would have been different if current policies had been in effect.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988
'89
'90
'91
'92
'93
'94
'95                                                     7.88%
'96                                                    23.69%
'97                                                    11.21%
BEST QUARTER: Q2 '97, up 9.30%
WORST QUARTER: Q4 '97, down 8.67%
Year-to-date performance as of 9/30/98: down
12.09%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97

                                                      Since
                                                    Inception
                                        1 Year       6/15/94
--------------------------------------------------------------

INTERNATIONAL FUND                         11.21        11.54
EAFE Index                                  2.06         5.38

 The EAFE is an unmanaged index of stocks from Europe, Australasia, and the Far East.

                                   International Fund   23

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
VALERIE CHANG is an Assistant Vice President of Neuberger Berman Management. In 1996 she joined the firm and became assistant manager of the fund. She has been the manager since 1997. She began her career in 1990 in banking, and from 1995 to 1996 was a senior securities analyst at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 1.11% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      1.11
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.60
                                              ....
EQUALS:  Total annual operating expenses      1.71

 * THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 54.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $174     $539      $928      $2019

                      24  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                              1994(1)          1995        1996        1997        1998
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     10.00         10.46       10.70       11.91       14.83
PLUS:     Income from investment operations
          Net investment income (loss)                                0.01          0.06        0.01          --       (0.03)
          Net gains/losses -- realized and unrealized                 0.45          0.21        1.24        2.94       (0.81)
          Subtotal: income from investment operations                 0.46          0.27        1.25        2.94       (0.84)
MINUS:    Distributions to shareholders
          Income dividends                                              --          0.03        0.04        0.02          --
          Capital gain distributions                                    --            --          --          --        0.14
          Subtotal: distributions to shareholders                       --          0.03        0.04        0.02        0.14
                                                                   .........................................................
EQUALS:   Share price (NAV) at end of year                           10.46         10.70       11.91       14.83       13.85
----------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense reimbursement/repayment and offset arrangements had not been in effect.
Net expenses -- actual                                                1.70(2)       1.70        1.70        1.70        1.70
Gross expenses(3)                                                     2.50(2)       2.31        2.28        1.69        1.61
Expenses(4)                                                             --            --        1.70        1.70        1.71
Net investment income (loss) -- actual                                0.57(2)       0.73        0.24       (0.02)      (0.24)
----------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                      4.60(5)(6)    2.60(6)    11.73(6)    24.71       (5.69)
Net assets at end of year (in millions of dollars)                     6.2          26.4        57.0       115.4       125.5
Portfolio turnover rate (%)                                              5            41          45          37          46

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 6/15/94 (BEGINNING OF OPERATIONS) TO 8/31/94.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/REPAYMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                   International Fund   25

[PHOTO]

NEUBERGER BERMAN
MANHATTAN FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NMANX      ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER
                                     AND BROOKE A. COBB

"WITHOUT QUESTION, WE ARE GROWTH INVESTORS. WE LOOK FOR COMPANIES THAT WE THINK WILL DELIVER POSITIVE EARNINGS SURPRISES, PARTICULARLY THOSE WITH THE POTENTIAL TO DO SO CONSISTENTLY. IDEALLY, WE WANT TO IDENTIFY COMPANIES THAT WILL SOMEDAY RANK AMONG THE FORTUNE 500."

GOAL & STRATEGY
------------------------------------------------------------

MID-CAP STOCKS
Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for reasons for continued success.

  [ICON]
            THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for fast-growing companies that are in new or rapidly evolving industries. Factors in identifying these firms may include:

- above-average growth of earnings

- earnings that have exceeded analysts' expectations

The managers may also look for other characteristics in a company, such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy, and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                       Manhattan Fund   27

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks when the market or the economy is not robust

- fall in price or be difficult to sell during market downturns

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                      28  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index as well as a more focused index of mid-cap growth stocks. The fund's performance figures include all of its expenses; the indices do not include costs of investment.

Because the fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance would have been different if current policies had been in effect.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988                                                 18.31%
'89                                                  29.09%
'90                                                  -8.05%
'91                                                  30.89%
'92                                                  17.77%
'93                                                  10.01%
'94                                                  -3.60%
'95                                                  31.00%
'96                                                   9.85%
'97                                                  29.20%
BEST QUARTER: Q1 '91, up 14.75%
WORST QUARTER: Q3 '90, down 15.88%
Year-to-date performance as of 9/30/98: down
8.72%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------

MANHATTAN FUND                     29.20        14.54        15.62
Russell Midcap Growth Index        22.54        15.98        16.80
S&P 500 Index                      33.32        20.22        18.00

 The Russell Midcap Growth is an unmanaged index of U.S. mid-cap growth stocks.

 The S&P 500 is an unmanaged index of U.S. stocks.

                                       Manhattan Fund   29

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
JENNIFER K. SILVER is a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the fund since joining the firm in 1997. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

BROOKE A. COBB is a Vice President of Neuberger Berman Management. He has been co-manager of the fund since joining the firm in 1997. From 1972 to 1997, he was a portfolio manager at several other firms.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.79% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.79
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.16
                                              ....
EQUALS:  Total annual operating expenses      0.95

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 54.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $97      $303      $525      $1166

                      30  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1994     1995     1996     1997     1998
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     12.94    11.28    13.27    11.94    14.51
PLUS:     Income from investment operations
          Net investment income (loss)                                0.02       --    (0.04)   (0.03)   (0.05)
          Net gains/losses -- realized and unrealized                 0.40     2.70    (0.33)    4.26    (1.20)
          Subtotal: income from investment operations                 0.42     2.70    (0.37)    4.23    (1.25)
MINUS:    Distributions to shareholders
          Income dividends                                            0.02     0.01       --       --       --
          Capital gain distributions                                  2.06     0.70     0.96     1.66     3.84
          Subtotal: distributions to shareholders                     2.08     0.71     0.96     1.66     3.84
                                                                   ...........................................
EQUALS:   Share price (NAV) at end of year                           11.28    13.27    11.94    14.51     9.42
--------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                                0.96     0.98     0.98     0.98     0.94
Expenses(1)                                                             --       --     0.98     0.99     0.95
Net investment income (loss) -- actual                                0.16     0.03    (0.27)   (0.20)   (0.42)
--------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                      3.49    26.00    (2.91)   38.75   (11.02)
Net assets at end of year (in millions of dollars)                   510.3    612.0    516.2    570.4    476.6
Portfolio turnover rate (%)                                             50       44       53       89       90

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT EXPENSES WOULD HAVE
    BEEN IF THERE HAD BEEN NO EXPENSE
    OFFSET ARRANGEMENTS. THIS
    CALCULATION IS REQUIRED FOR ALL
    PERIODS ENDING AFTER 9/1/95.

                                       Manhattan Fund   31

[PHOTO]

NEUBERGER BERMAN
MILLENNIUM FUND
--------------------------------------------------------------------------------

                              ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER
                                     AND MICHAEL F. MALOUF

"WE MAKE IT OUR BUSINESS TO TRACK DOWN PROMISING SMALL-CAP COMPANIES WHEREVER THEY MAY BE. AS A RESULT, THIS FUND ENABLES INVESTORS WHO CAN ACCEPT THE RISKS OF SMALL-CAP STOCKS TO PURSUE THE POTENTIAL FOR LONG-TERM GROWTH THAT SMALL-CAPS MAY PROVIDE."

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps more than 60% of the time. However, small-caps have often fallen more severely during market downturns.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for reasons for continued success.

  [ICON]
            THE FUND SEEKS GROWTH OF CAPITAL.

          To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy, and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                      Millennium Fund   33

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on small-cap stocks, the fund is subject to many of their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks, especially when the market or the economy is not robust

- fall in price or be difficult to sell during market downturns

- be noticeably affected by the fortunes of those sectors in which small-cap growth stocks may be concentrated

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                      34  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
MICHAEL F. MALOUF is a Vice President of Neuberger Berman Management. He has been co-manager of the fund since its inception in 1998, the year he joined the firm. From 1991 to 1998 he was a portfolio manager at another firm.

JENNIFER K. SILVER is a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group since 1997, she has been co-manager of the fund since 1998. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------
 ANNUAL OPERATING EXPENSES (% of average net assets)*
 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      1.11
PLUS:    Distribution (12b-1) fees            None
         Other expenses**                     1.20
                                              ....
EQUALS:  Total annual operating expenses      2.31

 * NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.75% OF AVERAGE NET ASSETS. THIS ARRANGEMENT CAN BE TERMINATED UPON SIXTY DAYS' NOTICE TO THE FUND. IN ADDITION, THE ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 54.

** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years
--------------------------------------
Expenses***            $234     $721

*** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
    ABOVE, YOUR COSTS FOR THE ONE- AND THREE-YEAR PERIODS WOULD BE $178 AND $551, RESPECTIVELY.

BECAUSE THE FUND IS NEW IT DOES NOT HAVE PERFORMANCE OR FINANCIAL HIGHLIGHTS TO REPORT.

                                      Millennium Fund   35

[PHOTO]

NEUBERGER BERMAN
PARTNERS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NPRTX      ABOVE: PORTFOLIO MANAGERS ROBERT I.
                              GENDELMAN, MICHAEL M. KASSEN AND S. BASU
                                     MULLICK

"OUR MANAGEMENT APPROACH FOCUSES ON FINDING UNDERVALUED COMPANIES. IN PARTICULAR, WE LOOK FOR 'FALLEN ANGELS' -- GROWTH STOCKS WHOSE PRICES HAVE HIT NEW LOWS. AT THE SAME TIME, WE TEND TO BE DISCIPLINED IN MAKING SELL DECISIONS. WE WOULD RATHER SELL EARLY THAN SELL TOO LATE."

GOAL & STRATEGY
------------------------------------------------------------

MID- AND LARGE-
CAP STOCKS
Large companies are usually well-established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes lead those of mid-cap companies, often with lower volatility.

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although they have the potential to offer attractive long-term returns.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
            THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- strong fundamentals

- consistent cash flow

- a sound track record through all phases of the market cycle

The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The fund generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                        Partners Fund   37

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be somewhat riskier than large-cap stocks; over time, however, large-cap stocks may perform better or less well than mid-cap stocks. At any given time, one or both groups of stocks may be out of favor with investors. If the fund emphasizes either group of stocks, its performance could suffer.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                      38  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988                                                 15.46%
'89                                                  22.78%
'90                                                  -5.11%
'91                                                  22.36%
'92                                                  17.52%
'93                                                  16.46%
'94                                                  -1.89%
'95                                                  35.21%
'96                                                  26.49%
'97                                                  29.23%
BEST QUARTER: Q2 '97, up 14.04%
WORST QUARTER: Q3 '90, down 9.61%
Year-to-date performance as of 9/30/98: down
8.67%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------

PARTNERS FUND                      29.23        20.35        17.19
S&P 500 Index                      33.32        20.22        18.00

 The S&P 500 is an unmanaged index of U.S. stocks.

                                        Partners Fund   39

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
MICHAEL M. KASSEN, ROBERT I. GENDELMAN AND S. BASU MULLICK are Vice Presidents of Neuberger Berman Management.
Kassen and Gendelman
are principals of Neuberger
Berman, LLC. Kassen has been manager of the fund since 1990, and was joined by Gendelman in 1994 and Mullick in 1998. Gendelman was a portfolio manager at another firm from 1992 to 1993, as was Mullick from 1993 to 1998.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.71% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.71
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.09
                                              ....
EQUALS:  Total annual operating expenses      0.80

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 54.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $82      $255      $444       $990

                      40  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1994     1995     1996     1997      1998
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     22.46    21.32    23.72    23.88     31.60
PLUS:     Income from investment operations
          Net investment income                                       0.10     0.17     0.22     0.19      0.23
          Net gains/losses -- realized and unrealized                 1.07     3.94     2.84    10.36     (2.83)
          Subtotal: income from investment operations                 1.17     4.11     3.06    10.55     (2.60)
MINUS:    Distributions to shareholders
          Income dividends                                            0.11     0.11     0.20     0.22      0.19
          Capital gain distributions                                  2.20     1.60     2.70     2.61      5.84
          Subtotal: distributions to shareholders                     2.31     1.71     2.90     2.83      6.03
                                                                   ............................................
EQUALS:   Share price (NAV) at end of year                           21.32    23.72    23.88    31.60     22.97
---------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                                0.81     0.83     0.84     0.81      0.80
Expenses(1)                                                             --       --     0.84     0.81      0.80
Net investment income -- actual                                       0.48     0.83     0.93     0.72      0.78
---------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                      5.56    21.53    13.86    47.11    (10.03)
Net assets at end of year (in millions of dollars)                 1,335.9  1,564.0  1,871.9  3,103.7   2,812.7
Portfolio turnover rate (%)                                             75       98       96       77       109

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT EXPENSES WOULD HAVE
    BEEN IF THERE HAD BEEN NO EXPENSE
    OFFSET ARRANGEMENTS. THIS
    CALCULATION IS REQUIRED FOR ALL
    PERIODS ENDING AFTER 9/1/95.

                                        Partners Fund   41

[PHOTO]

NEUBERGER BERMAN
SOCIALLY RESPONSIVE FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBSRX      ABOVE: PORTFOLIO MANAGER JANET PRINDLE

"WE BELIEVE THAT SOUND PRACTICES IN AREAS LIKE EMPLOYMENT AND THE ENVIRONMENT CAN HAVE A POSITIVE IMPACT ON A COMPANY'S BOTTOM LINE. WE LOOK FOR COMPANIES THAT MEET VALUE INVESTING CRITERIA AND ALSO SHOW A COMMITMENT TO UPHOLD OR IMPROVE THEIR STANDARDS OF CORPORATE CITIZENSHIP."

GOAL & STRATEGY
------------------------------------------------------------

SOCIAL INVESTING
Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
           THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN SECURITIES OF COMPANIES THAT MEET THE FUND'S FINANCIAL CRITERIA AND SOCIAL POLICY.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing in a large number of companies across many different industries.

The managers initially screen companies using value investing criteria. They look for undervalued companies with solid balance sheets, strong management, consistent cash flows, and other value-related factors. Among companies that meet these criteria, the managers look for those that show leadership in three areas:

- environmental concerns

- diversity in the work force

- progressive employment and workplace practices

The managers typically also look at a company's record in public health and the nature of its products. The managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the fund has a strict policy of avoiding companies that receive more than 5% of their earnings from alcohol, tobacco, gambling, or weapons, as well as companies that sell non-consumer products to the military or are involved in nuclear power.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                             Socially Responsive Fund   43

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. These investments are not subject to the fund's social policy.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

The fund's social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

- undervalued stocks that don't meet the social criteria could outperform those that do

- economic or political changes could make certain companies less attractive for investment

- the social policy could cause the fund to sell or avoid stocks that subsequently perform well

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be somewhat riskier than large-cap stocks; over time, however, large-cap stocks may perform better or less well than mid-cap stocks. At any given time, one or both groups of stocks may be out of favor with investors. If the fund emphasizes either group of stocks, its performance could suffer.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      44  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988
89
90
91
92
93
94
95                                                   38.94%
96                                                   18.50%
97                                                   24.41%
BEST QUARTER: Q2 '97, up 15.54%
WORST QUARTER: Q1 '97, down 1.86%
Year-to-date performance as of 9/30/98: down
4.93%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97

                                                      Since
                                                    Inception
                                        1 Year       3/16/94
--------------------------------------------------------------

SOCIALLY RESPONSIVE FUND                   24.41        19.66
S&P 500 Index                              33.32        24.09

 The S&P 500 is an unmanaged index of U.S. stocks.

                             Socially Responsive Fund   45

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
JANET PRINDLE, a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC, joined the latter firm in 1977. She has been managing assets using social criteria since 1990 and has been manager of the fund since 1994.

ROBERT LADD and INGRID SAUKAITIS are Assistant Vice Presidents of Neuberger Berman Management and have been Associate Managers of the fund since 1997. Ladd has been a portfolio manager at the firm since 1992; Saukaitis was project director for a social research group from 1995 to 1997.

NEUBERGER BERMAN MANAGEMENT is the fund's investment adviser, and in turn engages Neuberger Berman, LLC to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.81% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.81
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.29
                                              ....
EQUALS:  Total annual operating expenses      1.10

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 54.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $112     $350      $606      $1340

                      46  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                              1994(1)          1995        1996        1997         1998
-----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     10.00         10.07       11.84       13.88        17.79
PLUS:     Income from investment operations
          Net investment income                                       0.01          0.03        0.02        0.03         0.07
          Net gains/losses -- realized and unrealized                 0.06          1.76        2.35        4.33        (1.11)
          Subtotal: income from investment operations                 0.07          1.79        2.37        4.36        (1.04)
MINUS:    Distributions to shareholders
          Income dividends                                              --          0.02        0.02        0.03         0.03
          Capital gain distributions                                    --            --        0.31        0.42         0.40
          Subtotal: distributions to shareholders                       --          0.02        0.33        0.45         0.43
                                                                   ..........................................................
EQUALS:   Share price (NAV) at end of year                           10.07         11.84       13.88       17.79        16.32
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/repayment and offset arrangements had not been in effect.
Net expenses -- actual                                                1.50(2)       1.51        1.50        1.48         1.10
Gross expenses                                                        2.50(2)(3)    2.50(3)     1.69(3)     1.20(3)        --
Expenses(4)                                                             --            --        1.50        1.49         1.10
Net investment income -- actual                                       0.50(2)       0.36        0.19        0.23         0.43
-----------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                      0.70(5)(6)   17.82(6)    20.19(6)    31.96        (6.02)
Net assets at end of year (in millions of dollars)                     2.3           8.2        32.9        59.7         82.5
Portfolio turnover rate (%)                                             14            58          53          51           47

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 3/16/94 (BEGINNING OF OPERATIONS) TO 8/31/94.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/REPAYMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                             Socially Responsive Fund   47

YOUR INVESTMENT

SHARE PRICES
------------------------------------------------------------

SHARE PRICE CALCULATIONS
A fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of a fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the funds use market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.

Because these funds do not have sales charges, the price you pay for each share of a fund is the fund's net asset value per share. Similarly, because there are no fees for selling shares, the fund pays you the full share price when you sell shares.

The funds are open for business every day the New York Stock Exchange is open. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted. Each fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. The fund's share price, however, will not change until the next time it is calculated.

                      48  Neuberger Berman

PRIVILEGES
AND SERVICES
------------------------------------------------------------

DOLLAR-COST AVERAGING
Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount -- say, $100 a month -- you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

As a Neuberger Berman funds shareholder, you have access to a range of services to make investing easier:

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a Neuberger Berman fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS -- When you sell fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system. This service is not available for retirement accounts.

INTERNET ACCESS -- At www.nbfunds.com, you can make transactions, check your account, and access a wealth of information.

FUNDFONE-REGISTERED TRADEMARK- -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.

                                      Your Investment   49

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION
The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before a fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

If you're investing in a tax-advantaged account, you don't need to worry; generally, there are no tax consequences to you in this case.

DISTRIBUTIONS -- Each fund pays out to shareholders any net income and net capital gains. Ordinarily, the funds make these distributions once a year (in December), except for Guardian Fund, which typically distributes any income every quarter.

Unless you tell us otherwise, your income and capital gain distributions from a fund will be reinvested in that fund. However, if you prefer you may:

- receive all distributions in cash

- reinvest capital gain distributions, but receive income distributions in cash

To take advantage of one of these options, please indicate your choice on your application.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar on facing page) will help clarify this for you.

                      50  Neuberger Berman

------------------------------------------------------------

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and transactions? One helpful tool is the tax statement that we send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Income distributions and short-term capital gain distributions are generally taxed as ordinary income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund, or whether you reinvested your distributions.

HOW TRANSACTIONS ARE TAXED -- When you sell fund shares, you generally realize a gain or loss. These transactions, which include exchanges between funds, usually have tax consequences. The exception, once again, is tax-advantaged retirement accounts.

                                      Your Investment   51

MAINTAINING YOUR
ACCOUNT
------------------------------------------------------------

BACKUP WITHHOLDING
When sending in your application, it's important to provide your Social Security or other taxpayer ID number. If we don't have this number, or if the IRS tells us that you are subject to backup withholding, the IRS requires the fund to withhold 31% of all money you receive from the fund, whether from selling shares or from distributions.

If the appropriate ID number has been applied for but is not available (such as in the case of a custodial account for a newborn), you may open the account without a number. However, we must receive the number within 60 days in order to avoid backup withholding. For information on custodial accounts, call 800-877-9700.

WHEN YOU BUY SHARES -- Instructions for buying shares are on pages 56 and 57. Whenever you make an initial investment in one of the funds or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.

The funds do not generally issue certificates for shares, although you can request them. Please note, however, that the only way to redeem share certificates is by sending in the certificates. Also, if you lose a certificate, you will be charged a fee to replace it.

WHEN YOU SELL SHARES -- Instructions for selling shares are on pages 58 and 59. You can place an order to sell some or all of your shares at any time. The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

                      52  Neuberger Berman

------------------------------------------------------------

SIGNATURE GUARANTEES
A signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a signature guarantee.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee (see sidebar). These cases include:

- when selling more than $50,000 worth of shares

- when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record

- when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, be sure to leave at least $1,000 worth of shares in the account. Otherwise, the fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by mail.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from fund distributions or the sale of fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

                                      Your Investment   53

MAINTAINING YOUR
ACCOUNT CONTINUED
-------------------------------------------------------------------

FUND STRUCTURE
Each of the funds in this prospectus uses a "master/feeder" structure.

Rather than investing directly in securities, each fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus, we have used the word "fund" to mean a feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, a feeder fund could switch to another master portfolio or decide to manage its assets itself. No fund in this prospectus is currently contemplating such a move.

WHEN YOU EXCHANGE SHARES -- You can move money from one Neuberger Berman fund to another through an exchange of shares. There are three things to remember when making an exchange:

- both accounts must have the same registration

- you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

- because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange program is available to all shareholders in the funds, but can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Neuberger Berman fund investors have the option of placing telephone orders to buy, sell, or exchange shares. On non-retirement accounts, this option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a fund and its representatives

                      54  Neuberger Berman

------------------------------------------------------------

EURO AND YEAR 2000
ISSUES
Like other mutual funds, the funds could be affected by problems relating to the conversion of European currencies into the Euro beginning 1/1/99 and the ability of computer systems to recognize the Year 2000.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro and Year 2000 issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the funds' portfolios will be affected by either issue.

At the same time, it is impossible to know whether these problems, which could disrupt fund operations and investments if uncorrected, have been adequately addressed until the dates in question arrive.

take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery.

OTHER POLICIES -- Under certain circumstances, the funds reserve the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- suspend the telephone order privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

- change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

                                      Your Investment   55

BUYING SHARES

Method      Things to know

-----------------------------------------------------------------------------
SENDING US A CHECK

Your first investment must be at least $1,000

Additional investments can be as little as $100

We cannot accept cash, money orders, starter checks, or travelers checks

You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

All checks must be made out to "Neuberger Berman Funds;" we cannot accept checks made out to you or other parties and signed over to us

-----------------------------------------------------------------------------
WIRING MONEY

All wires must be for at least $1,000

-----------------------------------------------------------------------------
EXCHANGING FROM
ANOTHER FUND

All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and tax ID number

An exchange order cannot be cancelled or changed once it has been placed

-----------------------------------------------------------------------------
CALLING IN YOUR ORDER
(with follow-up payment)

All phone investment orders must be for at least $1,000

The money for your shares must be received within three days after you place your order, or your order may be cancelled

You will be responsible for any losses or fees resulting from a cancelled order; if necessary, we may sell other shares belonging to you in order to cover these losses

Not available on retirement accounts

-----------------------------------------------------------------------------
SETTING UP SYSTEMATIC
INVESTMENTS

All investments must be at least $100

                      56  Neuberger Berman

RETIREMENT PLANS
We offer investors a number of tax-advantaged plans for retirement saving:

TRADITIONAL IRAS allow money to grow tax-deferred until you take it out at retirement. Contributions are deductible for some investors, but even when they're not, an IRA can be beneficial.

ROTH IRAS offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE, Keogh, and other types of plans. Consult your tax professional to find out which types of plans may be beneficial for you, then call 800-877-9700 for information on any Neuberger Berman retirement plan.

Instructions

----------------------------------------------------

Fill out the application and enclose your check

If regular first-class mail, address to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O. BOX 8403
BOSTON, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA 02184-3839

----------------------------------------------------

Before wiring any money, call 800-877-9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company

Include your name, the fund name, your account number and other information as requested

----------------------------------------------------

Call 800-877-9700 to place your order

To place an order using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------

Call 800-877-9700 to place your order

Follow up with a wire, electronic transfer, or check
(via express delivery)

To add shares to an existing account using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------

Call 800-877-9700 for instructions

                                      Your Investment   57

SELLING SHARES

Method      Things to know

-----------------------------------------------------------------------------
SENDING US A LETTER

Unless you tell us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s)

If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance in all of your Neuberger Berman fund accounts is less than $200,000, you will be charged an $8.00 fee

You can also request that we send the proceeds to your designated bank account by electronic transfer without fee

You may need a signature guarantee (see page 53)

-----------------------------------------------------------------------------
SENDING US A FAX

For amounts of up to $50,000

Not available if you have changed the address on the account by phone, fax, or postal address change in the past 15 days

-----------------------------------------------------------------------------
CALLING IN YOUR ORDER

All phone orders to sell shares must be for at least $1,000, unless you are closing out an account

Not available if you have declined the phone option or are selling shares in a retirement account

Not available if you have changed the address on the account by phone, fax, or postal address change in the past 15 days

-----------------------------------------------------------------------------
EXCHANGING INTO
ANOTHER FUND

All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and tax ID number

An exchange order cannot be cancelled or changed once it has been placed

-----------------------------------------------------------------------------
SETTING UP SYSTEMATIC
WITHDRAWALS

For accounts with at least $5,000 worth of shares in them

Withdrawals must be at least $100

                      58  Neuberger Berman

INTERNET CONNECTION
Investors with Internet access can enjoy many valuable and time-saving features by visiting us on the World Wide Web at www.nbfunds.com.

The site offers complete information on our funds, current performance data, and an Investment Education Center with interactive worksheets for college and retirement planning. Also available are relevant news items, tax information, portfolio manager interviews, and related articles.

As a Neuberger Berman funds shareholder, you can use the web site to access account information and even make secure transactions -- 24 hours a day.

Instructions

----------------------------------------------------

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, send to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O. BOX 8403
BOSTON, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA 02184-3839

----------------------------------------------------

Draw up a request to sell shares as described above

Fax it to 212-476-8848

Call 800-877-9700 to make sure your fax arrived and is in order

----------------------------------------------------

Call 800-877-9700 to place your order

Give your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

To place an order using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------

Call 800-877-9700 to place your order

To place an order using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------

Call 800-877-9700 for instructions

                                      Your Investment   59

-------------------------------------------------------------------

NOTES

--------------------------------------------

[PHOTO]
[SOLID BAR]

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180

800-877-9700
212-476-8800

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

SECURITIES AND EXCHANGE COMMISSION
Washington, DC
20549-6009
800-SEC-0330 (Public
Reference Section)

Web site:
www.sec.gov

You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.

NEUBERGER BERMAN EQUITY FUNDS

- No load

- No sales charges

- No 12b-1 fees

If you'd like further details on any of these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio manager(s) about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on these funds, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about each fund's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue
New York, NY 10158-0180

[RECYCLE LOGO] NMLRR1261298                             SEC file number: 811-582

[]                                                              NEUBERGER BERMAN
[PHOTO]

NEUBERGER BERMAN
EQUITY FUNDS-REGISTERED TRADEMARK-
--------------------------------------------------------------------------------
                    PROSPECTUS DECEMBER 30, 1998

                        The Securities and Exchange Commission does not say whether any mutual fund is a good or bad investment or whether the information in any prospectus is accurate or complete. It is unlawful for anyone to indicate otherwise.

                        Third Party Prospectus

Focus Fund
Genesis Fund
Guardian Fund
International Fund
Manhattan Fund
Millennium Fund
Partners Fund
Socially Responsive Fund

CONTENTS

            NEUBERGER BERMAN EQUITY FUNDS

PAGE 2 ......  Focus Fund

     8 ......  Genesis Fund

    14 ......  Guardian Fund

    20 ......  International Fund

    26 ......  Manhattan Fund

    32 ......  Millennium Fund

    36 ......  Partners Fund

    42 ......  Socially Responsive Fund

            YOUR INVESTMENT

    48 ......  Maintaining Your Account

    50 ......  Share Prices

    51 ......  Distributions and Taxes

    53 ......  Fund Structure

                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1998 Neuberger Berman Management Inc.

------------------------------------------------------------

FUND MANAGEMENT
All of the Neuberger Berman Equity Funds are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $49 billion in total assets (as of September 30, 1998) and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investment in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THESE FUNDS:

- ARE DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFER YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH PROFESSIONALLY MANAGED STOCK PORTFOLIOS

- ALSO OFFER THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH FUNDS THAT INVEST USING A VALUE OR A GROWTH APPROACH, OR A COMBINATION OF THE TWO

- USE A MASTER/FEEDER STRUCTURE IN THEIR PORTFOLIOS; SEE PAGE 53 FOR INFORMATION ON HOW IT WORKS

- CARRY CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID

- ARE MUTUAL FUNDS, NOT BANK DEPOSITS, AND ARE NOT GUARANTEED OR INSURED

[PHOTO]

NEUBERGER BERMAN
FOCUS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBSSX      ABOVE: PORTFOLIO MANAGER KENT C. SIMONS

"OUR INVESTMENT APPROACH FOR FOCUS FUND INVOLVES LOOKING FOR COMPANIES THAT HAVE LOW PRICE-TO-EARNINGS RATIOS, SOLID BALANCE SHEETS AND STRONG MANAGEMENT. WE OFTEN FIND THAT THESE COMPANIES ARE CONCENTRATED IN CERTAIN SECTORS OF THE ECONOMY, AND WE LOOK FURTHER WITHIN THESE SECTORS FOR OTHER COMPANIES THAT MEET OUR CRITERIA."

GOAL & STRATEGY
------------------------------------------------------------

INDUSTRY SECTORS
The economy is divided into sectors, each made up of related industries. By focusing on several sectors at a time, a fund can add a measure of diversification and still allow the potential for performance.

This contrasts with an approach of limiting investment to one sector, which may offer greater opportunity but also more risk. A sector may have above-average performance during particular periods, but individual sectors also tend to move up and down more than the broader market.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
            THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

          To pursue this goal, the fund invests mainly in common stocks of companies of any size that fall within the following sectors:

- autos and housing

- consumer goods and services

- defense and aerospace

- energy

- financial services

- health care

- heavy industry

- machinery and equipment

- media and entertainment

- retailing

- technology

- transportation

- utilities

At any given time, the fund intends to place most of its assets in those sectors on the list that the manager believes are undervalued. The fund generally invests at least 90% of net assets in no more than six sectors. However, it does not invest more than 50% of total assets in any one sector, or more than 25% of total assets in any one industry.

The manager looks for undervalued companies. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                            Focus Fund   3

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Because the fund typically focuses on a few sectors at a time, its performance is likely to be disproportionately affected by the factors influencing those sectors. These may include market, economic, political, or regulatory developments, among others. The fund's performance may also suffer if a sector does not perform as the portfolio manager expected.

To the extent that the fund emphasizes any particular size of stock, it takes on the associated risks. Mid- and small-cap stocks tend to be riskier than large-cap stocks; over time, however, large-cap stocks may perform better or less well than mid- and small-cap stocks. At any given time, one size of stock may be out of favor with investors. If the fund emphasizes that size, it could perform less well than certain other funds.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      4  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

Because the fund had a policy of investing heavily in energy stocks prior to November 1991, and invested mainly in large-cap stocks prior to September 1998, its performance during those times would have been different if current policies had been in effect.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988                                                   16.47%
89                                                     29.78%
90                                                     -5.92%
91                                                     24.66%
92                                                     21.10%
93                                                     16.33%
94                                                      0.87%
95                                                     36.19%
96                                                     16.22%
97                                                     24.15%
BEST QUARTER: Q2 '97, up 16.95%
WORST QUARTER: Q3 '90, down 9.07%
Year-to-date performance as of 9/30/98: down
15.81%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------

FOCUS FUND                         24.15        18.19        17.34
S&P 500 Index                      33.32        20.22        18.00

 The S&P 500 is an unmanaged index of U.S. stocks.

                                            Focus Fund   5

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
KENT C. SIMONS is a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC. He has managed the fund's assets since 1988.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.74% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.74
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.10
                                              ....
EQUALS:  Total annual operating expenses      0.84

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 53.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $86      $268      $466      $1037

                      6  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1994     1995     1996     1997     1998
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     24.00    24.42    28.88    28.46    38.89
PLUS:     Income from investment operations
          Net investment income                                       0.21     0.17     0.19     0.08     0.10
          Net gains/losses -- realized and unrealized                 2.16     5.97     0.85    12.00    (6.21)
          Subtotal: income from investment operations                 2.37     6.14     1.04    12.08    (6.11)
MINUS:    Distributions to shareholders
          Income dividends                                            0.25     0.20     0.11     0.22     0.06
          Capital gain distributions                                  1.70     1.48     1.35     1.43     4.93
          Subtotal: distributions to shareholders                     1.95     1.68     1.46     1.65     4.99
                                                                   ...........................................
EQUALS:   Share price (NAV) at end of year                           24.42    28.88    28.46    38.89    27.79
--------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                                0.85     0.87     0.89     0.86     0.84
Expenses(1)                                                             --       --     0.89     0.86     0.84
Net investment income -- actual                                       0.89     0.75     0.69     0.21     0.27
--------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                     10.35    27.47     3.70    43.92   (17.37)
Net assets at end of year (in millions of dollars)                   643.9    956.0  1,071.4  1,411.9  1,119.9
Portfolio turnover rate (%)                                             52       36       39       63       64

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT EXPENSES WOULD HAVE
    BEEN IF THERE HAD BEEN NO EXPENSE
    OFFSET ARRANGEMENTS. THIS
    CALCULATION IS REQUIRED FOR ALL
    PERIODS ENDING AFTER 9/1/95.

                                            Focus Fund   7

[PHOTO]

NEUBERGER BERMAN
GENESIS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBGNX      ABOVE: PORTFOLIO MANAGERS ROBERT W. D'ALELIO
                                     AND JUDITH M. VALE

"WE SEEK OUT SMALL COMPANIES THAT ARE LITTLE-KNOWN AND OFTEN ARE IN LESS GLAMOROUS INDUSTRIES. FUTURE GROWTH IS ONE AREA WE FOCUS ON, BUT EQUALLY IMPORTANT TO US IS EVIDENCE OF SOLID PERFORMANCE AND A PROVEN MANAGEMENT TEAM. AND AS VALUE INVESTORS, WE LOOK FOR STOCKS THAT ARE SELLING AT ATTRACTIVE PRICES."

THIS FUND IS CURRENTLY CLOSED TO NEW INVESTORS.

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps more than 60% of the time. However, small-caps have often fallen more severely during market downturns.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
            THE FUND SEEKS GROWTH OF CAPITAL.

          To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for undervalued companies whose current product lines and balance sheets are strong. Factors in identifying these firms may include:

- above-average returns

- an established market niche

- circumstances that would make it difficult for new competitors to enter the market

- the ability to finance their own growth

- sound future business prospects

This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks.

At times, the managers may emphasize certain industries that they believe will benefit from market or economic trends.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                          Genesis Fund   9

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

Stock prices of many smaller companies are based on future expectations. The portfolio managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the fund is still subject to many of the risks of small-cap investing. These include the risk that the fund's holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks when the market or the economy is not robust

- fall in price or be difficult to sell during market downturns

- be noticeably affected by the fortunes of a given sector that the managers decided to focus on

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      10  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988
'89                                                    17.25%
'90                                                   -16.24%
'91                                                    41.55%
'92                                                    15.62%
'93                                                    13.89%
'94                                                    -1.82%
'95                                                    27.31%
'96                                                    29.86%
'97                                                    34.89%
BEST QUARTER: Q1 '91, up 25.05%
WORST QUARTER: Q3 '90, down 21.81%
Year-to-date performance as of 9/30/98: down
17.16%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97

                                                           Since
                                                         Inception
                                1 Year       5 Years      9/27/88
-------------------------------------------------------------------

GENESIS FUND                       34.89        20.05        16.58
Russell 2000 Index                 22.36        16.40        14.46

 The Russell 2000 is an unmanaged index of U.S. small-cap stocks.

                                         Genesis Fund   11

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
JUDITH M. VALE and ROBERT W. D'ALELIO are Vice Presidents of Neuberger Berman Management and principals of Neuberger Berman, LLC. Vale and D'Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Vale has co-managed the fund's assets since 1994. D'Alelio joined the firm in 1996 and has co-managed the fund's assets since 1997. From 1988 to 1996, he was a senior portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.95% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.97
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.16
                                              ....
EQUALS:  Total annual operating expenses      1.13

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 53.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $115     $359      $622      $1375

                      12  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1994     1995        1996        1997        1998
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                      8.62     8.27        9.52       10.91       15.55
PLUS:     Income from investment operations
          Net investment income (loss)                               (0.01)      --       (0.01)      (0.01)       0.11
          Net gains/losses -- realized and unrealized                 0.42     1.56        1.95        4.80       (3.00)
          Subtotal: income from investment operations                 0.41     1.56        1.94        4.79       (2.89)
MINUS:    Distributions to shareholders
          Income dividends                                            0.01       --          --          --          --
          Capital gain distributions                                  0.75     0.31        0.55        0.15        0.19
          Subtotal: distributions to shareholders                     0.76     0.31        0.55        0.15        0.19
                                                                   ....................................................
EQUALS:   Share price (NAV) at end of year                            8.27     9.52       10.91       15.55       12.47
-----------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain waiver and expense offset arrangements had not been in effect.
Net expenses -- actual                                                1.36     1.35        1.28        1.16        1.10
Gross expenses(1)                                                       --     1.38        1.38        1.26        1.12
Expenses(2)                                                             --       --        1.28        1.17        1.11
Net investment income (loss) -- actual                               (0.20)   (0.16)      (0.18)      (0.08)       0.72
-----------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                      4.77    19.69(3)    21.32(3)    44.32(3)   (18.82)(3)
Net assets at end of year (in millions of dollars)                   135.6    111.5       195.4       718.1     1,079.1
Portfolio turnover rate (%)                                             63       37          21          18          18

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO MANAGEMENT FEE WAIVER.

(2) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS; THE MANAGEMENT FEE WAIVER IS INCLUDED, HOWEVER. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(3) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT WAIVED A PORTION OF THE MANAGEMENT FEE.

                                         Genesis Fund   13

[PHOTO]

NEUBERGER BERMAN
GUARDIAN FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NGUAX      ABOVE: PORTFOLIO MANAGERS KEVIN L. RISEN AND
                                     ALLAN "RICK" WHITE

"WITH GUARDIAN FUND WE LOOK FOR ESTABLISHED COMPANIES THAT ARE EITHER 'UNDER A ROCK' OR 'UNDER A CLOUD' -- MEANING THAT THEY'RE EITHER NOT WELL FOLLOWED ON WALL STREET OR THEY'RE TEMPORARILY OUT OF FAVOR WITH OTHER INVESTORS. IT'S VERY MUCH A CONTINUATION OF THE CLASSIC VALUE APPROACH THE FUND HAS USED SINCE ITS FOUNDING IN 1950."

GOAL & STRATEGY
------------------------------------------------------------

LARGE-CAP STOCKS
Large companies are usually well-established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times.

Compared to smaller companies, large companies can be less responsive to changes and opportunities. At the same time, their returns have sometimes lead those of smaller companies, often with lower volatility.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
            THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL; CURRENT INCOME IS A SECONDARY GOAL.

To pursue these goals, the fund invests mainly in common stocks of large-capitalization companies. Because the managers tend to find that undervalued stocks may be more common in certain sectors of the economy at a given time, the fund may emphasize those sectors.

The fund seeks to reduce risk by diversifying among a large number of companies across many different industries and economic sectors, and by managing its overall exposure to a wide variety of risk factors.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- solid balance sheets

- above-average returns

- low price-to-earnings ratios

- consistent earnings

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                        Guardian Fund   15

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the fund to perform less well than certain other funds. While they may at times be less risky than small-cap stocks, large-cap stocks may perform better or less well over time.

To the extent that a value approach dictates an emphasis on certain sectors of the market at any given time, the fund's performance is likely to be disproportionately affected by the economic, market, and other developments that may influence those sectors. The fund's performance may also suffer if a sector does not perform as the portfolio managers expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      16  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

DISTRIBUTION HISTORY
In keeping with its goal, the fund has paid an annual income distribution every quarter since its inception in 1950. It has also paid an annual capital gain distribution during the same period. Of course, the fund cannot guarantee that it will continue to make these distributions.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988                                                   28.05%
'89                                                    21.50%
'90                                                    -4.71%
'91                                                    34.33%
'92                                                    19.01%
'93                                                    14.45%
'94                                                     0.60%
'95                                                    32.11%
'96                                                    17.88%
'97                                                    17.94%
BEST QUARTER: Q1 '91, up 17.42%
WORST QUARTER: Q3 '90, down 15.76%
Year-to-date performance as of 9/30/98: down
16.87%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------

GUARDIAN FUND                      17.94        16.16        17.49
S&P 500 Index                      33.32        20.22        18.00

 The S&P 500 is an unmanaged index of U.S. stocks.

                                        Guardian Fund   17

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
KEVIN L. RISEN and ALLAN R. WHITE III are Vice Presidents of Neuberger Berman Management and principals of Neuberger Berman, LLC. Risen has co-managed the fund's assets since 1996. He joined Neuberger Berman in 1992 as an analyst, and has been a portfolio manager since 1995. White has been co-manager of the fund since September 1998, when he joined the firm. From 1989 to 1998 he was a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.70% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.70
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.09
                                              ....
EQUALS:  Total annual operating expenses      0.79

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 53.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $81      $252      $439       $978

                      18  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1994     1995     1996     1997     1998
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     18.57    19.52    23.61    23.78    31.41
PLUS:     Income from investment operations
          Net investment income                                       0.24     0.27     0.31     0.15     0.18
          Net gains/losses -- realized and unrealized                 1.41     4.30     0.90     8.96    (6.09)
          Subtotal: income from investment operations                 1.65     4.57     1.21     9.11    (5.91)
MINUS:    Distributions to shareholders
          Income dividends                                            0.30     0.25     0.28     0.24     0.18
          Capital gain distributions                                  0.40     0.23     0.76     1.24     4.00
          Subtotal: distributions to shareholders                     0.70     0.48     1.04     1.48     4.18
                                                                   ...........................................
EQUALS:   Share price (NAV) at end of year                           19.52    23.61    23.78    31.41    21.32
--------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                                0.80     0.80     0.82     0.80     0.79
Expenses(1)                                                             --       --     0.82     0.80     0.79
Net investment income -- actual                                       1.36     1.40     1.37     0.55     0.59
--------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                      9.12    24.06     5.27    39.69   (20.80)
Net assets at end of year (in millions of dollars)                 2,416.5  3,947.5  4,905.2  6,475.1  4,210.8
Portfolio turnover rate (%)                                             24       26       37       50       60

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT EXPENSES WOULD HAVE
    BEEN IF THERE HAD BEEN NO EXPENSE
    OFFSET ARRANGEMENTS. THIS
    CALCULATION IS REQUIRED FOR ALL
    PERIODS ENDING AFTER 9/1/95.

                                        Guardian Fund   19

[]

NEUBERGER BERMAN
INTERNATIONAL FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBISX      PORTFOLIO MANAGER VALERIE CHANG

"IN IDENTIFYING ATTRACTIVE STOCKS FROM AMONG THE MANY THOUSANDS CURRENTLY AVAILABLE OUTSIDE THE U.S., IT'S IMPORTANT TO HAVE A CLEAR STRATEGY. THIS FUND USES A COMBINATION OF GROWTH AND VALUE CRITERIA, WHILE ALSO CONSIDERING LARGER SCALE ECONOMIC FACTORS."

GOAL & STRATEGY
------------------------------------------------------------

FOREIGN STOCKS
There are many promising opportunities for investment outside the U.S. These foreign markets often respond to different factors, and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

  [ICON]
            THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF FOREIGN COMPANIES.

To pursue this goal, the fund invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the manager looks for well-managed companies that show potential for above-average growth or whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected earnings growth. The manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                   International Fund   21

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The fund may use derivatives for hedging and for speculation. Hedging could reduce the fund's losses from currency fluctuations, but could also reduce its gains. A derivative instrument could fail to perform as expected. Any speculative investment could cause a loss for the fund.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, sometimes sharply, and you could lose money.

Foreign stocks are riskier than comparable U.S. stocks. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The fund could also underperform if the manager invests in the wrong countries or regions.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

To the extent that the fund invests in growth stocks or in value stocks, it takes on the risks associated with both types of stocks. Growth stocks may suffer more than value stocks during market downturns, while value stocks may remain undervalued. Either type of stock may underperform the other during a given period.

                      22  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

Because the fund had a policy of investing primarily in mid- and large-cap stocks prior to September 1998, its performance during that time would have been different if current policies had been in effect.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988
'89
'90
'91
'92
'93
'94
'95                                                     7.88%
'96                                                    23.69%
'97                                                    11.21%
BEST QUARTER: Q2 '97, up 9.30%
WORST QUARTER: Q4 '97, down 8.67%
Year-to-date performance as of 9/30/98: down
12.09%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97

                                                      Since
                                                    Inception
                                        1 Year       6/15/94
--------------------------------------------------------------

INTERNATIONAL FUND                         11.21        11.54
EAFE Index                                  2.06         5.38

 The EAFE is an unmanaged index of stocks from Europe, Australasia, and the Far East.

                                   International Fund   23

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
VALERIE CHANG is an Assistant Vice President of Neuberger Berman Management. In 1996 she joined the firm and became assistant manager of the fund. She has been the manager since 1997. She began her career in 1990 in banking, and from 1995 to 1996 was a senior securities analyst at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 1.11% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      1.11
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.60
                                              ....
EQUALS:  Total annual operating expenses      1.71

 * THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 53.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $174     $539      $928      $2019

                      24  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                              1994(1)          1995        1996        1997        1998
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     10.00         10.46       10.70       11.91       14.83
PLUS:     Income from investment operations
          Net investment income (loss)                                0.01          0.06        0.01          --       (0.03)
          Net gains/losses -- realized and unrealized                 0.45          0.21        1.24        2.94       (0.81)
          Subtotal: income from investment operations                 0.46          0.27        1.25        2.94       (0.84)
MINUS:    Distributions to shareholders
          Income dividends                                              --          0.03        0.04        0.02          --
          Capital gain distributions                                    --            --          --          --        0.14
          Subtotal: distributions to shareholders                       --          0.03        0.04        0.02        0.14
                                                                   .........................................................
EQUALS:   Share price (NAV) at end of year                           10.46         10.70       11.91       14.83       13.85
----------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense reimbursement/repayment and offset arrangements had not been in effect.
Net expenses -- actual                                                1.70(2)       1.70        1.70        1.70        1.70
Gross expenses(3)                                                     2.50(2)       2.31        2.28        1.69        1.61
Expenses(4)                                                             --            --        1.70        1.70        1.71
Net investment income (loss) -- actual                                0.57(2)       0.73        0.24       (0.02)      (0.24)
----------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                      4.60(5)(6)    2.60(6)    11.73(6)    24.71       (5.69)
Net assets at end of year (in millions of dollars)                     6.2          26.4        57.0       115.4       125.5
Portfolio turnover rate (%)                                              5            41          45          37          46

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 6/15/94 (BEGINNING OF OPERATIONS) TO 8/31/94.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/REPAYMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                                   International Fund   25

[PHOTO]

NEUBERGER BERMAN
MANHATTAN FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NMANX      ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER
                                     AND BROOKE A. COBB

"WITHOUT QUESTION, WE ARE GROWTH INVESTORS. WE LOOK FOR COMPANIES THAT WE THINK WILL DELIVER POSITIVE EARNINGS SURPRISES, PARTICULARLY THOSE WITH THE POTENTIAL TO DO SO CONSISTENTLY. IDEALLY, WE WANT TO IDENTIFY COMPANIES THAT WILL SOMEDAY RANK AMONG THE FORTUNE 500."

GOAL & STRATEGY
------------------------------------------------------------

MID-CAP STOCKS
Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for reasons for continued success.

  [ICON]
            THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for fast-growing companies that are in new or rapidly evolving industries. Factors in identifying these firms may include:

- above-average growth of earnings

- earnings that have exceeded analysts' expectations

The managers may also look for other characteristics in a company, such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy, and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                       Manhattan Fund   27

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the fund is subject to their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks when the market or the economy is not robust

- fall in price or be difficult to sell during market downturns

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                      28  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index as well as a more focused index of mid-cap growth stocks. The fund's performance figures include all of its expenses; the indices do not include costs of investment.

Because the fund had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance would have been different if current policies had been in effect.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988                                                 18.31%
'89                                                  29.09%
'90                                                  -8.05%
'91                                                  30.89%
'92                                                  17.77%
'93                                                  10.01%
'94                                                  -3.60%
'95                                                  31.00%
'96                                                   9.85%
'97                                                  29.20%
BEST QUARTER: Q1 '91, up 14.75%
WORST QUARTER: Q3 '90, down 15.88%
Year-to-date performance as of 9/30/98: down
8.72%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------

MANHATTAN FUND                     29.20        14.54        15.62
Russell Midcap Growth Index        22.54        15.98        16.80
S&P 500 Index                      33.32        20.22        18.00

 The Russell Midcap Growth is an unmanaged index of U.S. mid-cap growth stocks.

 The S&P 500 is an unmanaged index of U.S. stocks.

                                       Manhattan Fund   29

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
JENNIFER K. SILVER is a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the fund since joining the firm in 1997. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

BROOKE A. COBB is a Vice President of Neuberger Berman Management. He has been co-manager of the fund since joining the firm in 1997. From 1972 to 1997, he was a portfolio manager at several other firms.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.79% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.79
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.16
                                              ....
EQUALS:  Total annual operating expenses      0.95

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 53.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $97      $303      $525      $1166

                      30  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1994     1995     1996     1997     1998
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     12.94    11.28    13.27    11.94    14.51
PLUS:     Income from investment operations
          Net investment income (loss)                                0.02       --    (0.04)   (0.03)   (0.05)
          Net gains/losses -- realized and unrealized                 0.40     2.70    (0.33)    4.26    (1.20)
          Subtotal: income from investment operations                 0.42     2.70    (0.37)    4.23    (1.25)
MINUS:    Distributions to shareholders
          Income dividends                                            0.02     0.01       --       --       --
          Capital gain distributions                                  2.06     0.70     0.96     1.66     3.84
          Subtotal: distributions to shareholders                     2.08     0.71     0.96     1.66     3.84
                                                                   ...........................................
EQUALS:   Share price (NAV) at end of year                           11.28    13.27    11.94    14.51     9.42
--------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income (loss) -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                                0.96     0.98     0.98     0.98     0.94
Expenses(1)                                                             --       --     0.98     0.99     0.95
Net investment income (loss) -- actual                                0.16     0.03    (0.27)   (0.20)   (0.42)
--------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                      3.49    26.00    (2.91)   38.75   (11.02)
Net assets at end of year (in millions of dollars)                   510.3    612.0    516.2    570.4    476.6
Portfolio turnover rate (%)                                             50       44       53       89       90

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT EXPENSES WOULD HAVE
    BEEN IF THERE HAD BEEN NO EXPENSE
    OFFSET ARRANGEMENTS. THIS
    CALCULATION IS REQUIRED FOR ALL
    PERIODS ENDING AFTER 9/1/95.

                                       Manhattan Fund   31

[PHOTO]

NEUBERGER BERMAN
MILLENNIUM FUND
--------------------------------------------------------------------------------

                              ABOVE: PORTFOLIO MANAGERS JENNIFER K. SILVER
                                     AND MICHAEL F. MALOUF

"WE MAKE IT OUR BUSINESS TO TRACK DOWN PROMISING SMALL-CAP COMPANIES WHEREVER THEY MAY BE. AS A RESULT, THIS FUND ENABLES INVESTORS WHO CAN ACCEPT THE RISKS OF SMALL-CAP STOCKS TO PURSUE THE POTENTIAL FOR LONG-TERM GROWTH THAT SMALL-CAPS MAY PROVIDE."

GOAL & STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps more than 60% of the time. However, small-caps have often fallen more severely during market downturns.

GROWTH INVESTING
For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for reasons for continued success.

  [ICON]
            THE FUND SEEKS GROWTH OF CAPITAL.

          To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy, and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                      Millennium Fund   33

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on small-cap stocks, the fund is subject to many of their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks, especially when the market or the economy is not robust

- fall in price or be difficult to sell during market downturns

- be noticeably affected by the fortunes of those sectors in which small-cap growth stocks may be concentrated

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                      34  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT
MICHAEL F. MALOUF is a Vice President of Neuberger Berman Management. He has been co-manager of the fund since its inception in 1998, the year he joined the firm. From 1991 to 1998 he was a portfolio manager at another firm.

JENNIFER K. SILVER is a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group since 1997, she has been co-manager of the fund since 1998. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------
 ANNUAL OPERATING EXPENSES (% of average net assets)*
 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      1.11
PLUS:    Distribution (12b-1) fees            None
         Other expenses**                     1.20
                                              ....
EQUALS:  Total annual operating expenses      2.31

 * NEUBERGER BERMAN MANAGEMENT REIMBURSES CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 1.75% OF AVERAGE NET ASSETS. THIS ARRANGEMENT CAN BE TERMINATED UPON SIXTY DAYS' NOTICE TO THE FUND. IN ADDITION, THE ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 53.

** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years
--------------------------------------
Expenses***            $234     $721

*** UNDER THE FUND'S EXPENSE REIMBURSEMENT ARRANGEMENT DESCRIBED IN THE FOOTNOTE
    ABOVE, YOUR COSTS FOR THE ONE- AND THREE-YEAR PERIODS WOULD BE $178 AND $551, RESPECTIVELY.

BECAUSE THE FUND IS NEW IT DOES NOT HAVE PERFORMANCE OR FINANCIAL HIGHLIGHTS TO REPORT.

                                      Millennium Fund   35

[PHOTO]

NEUBERGER BERMAN
PARTNERS FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NPRTX      ABOVE: PORTFOLIO MANAGERS ROBERT I.
                              GENDELMAN, MICHAEL M. KASSEN AND S. BASU
                                     MULLICK

"OUR MANAGEMENT APPROACH FOCUSES ON FINDING UNDERVALUED COMPANIES. IN PARTICULAR, WE LOOK FOR 'FALLEN ANGELS' -- GROWTH STOCKS WHOSE PRICES HAVE HIT NEW LOWS. AT THE SAME TIME, WE TEND TO BE DISCIPLINED IN MAKING SELL DECISIONS. WE WOULD RATHER SELL EARLY THAN SELL TOO LATE."

GOAL & STRATEGY
------------------------------------------------------------

MID- AND LARGE-
CAP STOCKS
Large companies are usually well-established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes lead those of mid-cap companies, often with lower volatility.

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although they have the potential to offer attractive long-term returns.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
            THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

- strong fundamentals

- consistent cash flow

- a sound track record through all phases of the market cycle

The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The fund generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                                        Partners Fund   37

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be somewhat riskier than large-cap stocks; over time, however, large-cap stocks may perform better or less well than mid-cap stocks. At any given time, one or both groups of stocks may be out of favor with investors. If the fund emphasizes either group of stocks, its performance could suffer.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

                      38  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988                                                 15.46%
'89                                                  22.78%
'90                                                  -5.11%
'91                                                  22.36%
'92                                                  17.52%
'93                                                  16.46%
'94                                                  -1.89%
'95                                                  35.21%
'96                                                  26.49%
'97                                                  29.23%
BEST QUARTER: Q2 '97, up 14.04%
WORST QUARTER: Q3 '90, down 9.61%
Year-to-date performance as of 9/30/98: down
8.67%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97

                                1 Year       5 Years     10 Years
-------------------------------------------------------------------

PARTNERS FUND                      29.23        20.35        17.19
S&P 500 Index                      33.32        20.22        18.00

 The S&P 500 is an unmanaged index of U.S. stocks.

                                        Partners Fund   39

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
MICHAEL M. KASSEN, ROBERT I. GENDELMAN AND S. BASU MULLICK are Vice Presidents of Neuberger Berman Management.
Kassen and Gendelman
are principals of Neuberger
Berman, LLC. Kassen has been manager of the fund since 1990, and was joined by Gendelman in 1994 and Mullick in 1998. Gendelman was a portfolio manager at another firm from 1992 to 1993, as was Mullick from 1993 to 1998.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.71% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.71
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.09
                                              ....
EQUALS:  Total annual operating expenses      0.80

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 53.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $82      $255      $444       $990

                      40  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                                 1994     1995     1996     1997      1998
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     22.46    21.32    23.72    23.88     31.60
PLUS:     Income from investment operations
          Net investment income                                       0.10     0.17     0.22     0.19      0.23
          Net gains/losses -- realized and unrealized                 1.07     3.94     2.84    10.36     (2.83)
          Subtotal: income from investment operations                 1.17     4.11     3.06    10.55     (2.60)
MINUS:    Distributions to shareholders
          Income dividends                                            0.11     0.11     0.20     0.22      0.19
          Capital gain distributions                                  2.20     1.60     2.70     2.61      5.84
          Subtotal: distributions to shareholders                     2.31     1.71     2.90     2.83      6.03
                                                                   ............................................
EQUALS:   Share price (NAV) at end of year                           21.32    23.72    23.88    31.60     22.97
---------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                                                0.81     0.83     0.84     0.81      0.80
Expenses(1)                                                             --       --     0.84     0.81      0.80
Net investment income -- actual                                       0.48     0.83     0.93     0.72      0.78
---------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                      5.56    21.53    13.86    47.11    (10.03)
Net assets at end of year (in millions of dollars)                 1,335.9  1,564.0  1,871.9  3,103.7   2,812.7
Portfolio turnover rate (%)                                             75       98       96       77       109

The figures above have been audited by Ernst & Young LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) SHOWS WHAT EXPENSES WOULD HAVE
    BEEN IF THERE HAD BEEN NO EXPENSE
    OFFSET ARRANGEMENTS. THIS
    CALCULATION IS REQUIRED FOR ALL
    PERIODS ENDING AFTER 9/1/95.

                                        Partners Fund   41

[PHOTO]

NEUBERGER BERMAN
SOCIALLY RESPONSIVE FUND
--------------------------------------------------------------------------------

    Ticker Symbol: NBSRX      ABOVE: PORTFOLIO MANAGER JANET PRINDLE

"WE BELIEVE THAT SOUND PRACTICES IN AREAS LIKE EMPLOYMENT AND THE ENVIRONMENT CAN HAVE A POSITIVE IMPACT ON A COMPANY'S BOTTOM LINE. WE LOOK FOR COMPANIES THAT MEET VALUE INVESTING CRITERIA AND ALSO SHOW A COMMITMENT TO UPHOLD OR IMPROVE THEIR STANDARDS OF CORPORATE CITIZENSHIP."

GOAL & STRATEGY
------------------------------------------------------------

SOCIAL INVESTING
Funds that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

VALUE INVESTING
At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price before other investors realize their worth.

  [ICON]
           THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN SECURITIES OF COMPANIES THAT MEET THE FUND'S FINANCIAL CRITERIA AND SOCIAL POLICY.

To pursue this goal, the fund invests mainly in common stocks of mid- to large-capitalization companies. The fund seeks to reduce risk by investing in a large number of companies across many different industries.

The managers initially screen companies using value investing criteria. They look for undervalued companies with solid balance sheets, strong management, consistent cash flows, and other value-related factors. Among companies that meet these criteria, the managers look for those that show leadership in three areas:

- environmental concerns

- diversity in the work force

- progressive employment and workplace practices

The managers typically also look at a company's record in public health and the nature of its products. The managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the fund has a strict policy of avoiding companies that receive more than 5% of their earnings from alcohol, tobacco, gambling, or weapons, as well as companies that sell non-consumer products to the military or are involved in nuclear power.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                             Socially Responsive Fund   43

MAIN RISKS
------------------------------------------------------------

OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. These investments are not subject to the fund's social policy.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates unusual market or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

The fund's social policy could cause it to underperform similar funds that do not have a social policy. Among the reasons for this are:

- undervalued stocks that don't meet the social criteria could outperform those that do

- economic or political changes could make certain companies less attractive for investment

- the social policy could cause the fund to sell or avoid stocks that subsequently perform well

To the extent that the fund emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be somewhat riskier than large-cap stocks; over time, however, large-cap stocks may perform better or less well than mid-cap stocks. At any given time, one or both groups of stocks may be out of favor with investors. If the fund emphasizes either group of stocks, its performance could suffer.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

                      44  Neuberger Berman

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES
The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based market index. The fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON]  The bar chart below shows how the
          fund's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1988
89
90
91
92
93
94
95                                                   38.94%
96                                                   18.50%
97                                                   24.41%
BEST QUARTER: Q2 '97, up 15.54%
WORST QUARTER: Q1 '97, down 1.86%
Year-to-date performance as of 9/30/98: down
4.93%

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/97

                                                      Since
                                                    Inception
                                        1 Year       3/16/94
--------------------------------------------------------------

SOCIALLY RESPONSIVE FUND                   24.41        19.66
S&P 500 Index                              33.32        24.09

 The S&P 500 is an unmanaged index of U.S. stocks.

                             Socially Responsive Fund   45

INVESTOR EXPENSES
-------------------------------------------------------------

MANAGEMENT
JANET PRINDLE, a Vice President of Neuberger Berman Management and a principal of Neuberger Berman, LLC, joined the latter firm in 1977. She has been managing assets using social criteria since 1990 and has been manager of the fund since 1994.

ROBERT LADD and INGRID SAUKAITIS are Assistant Vice Presidents of Neuberger Berman Management and have been Associate Managers of the fund since 1997. Ladd has been a portfolio manager at the firm since 1992; Saukaitis was project director for a social research group from 1995 to 1997.

NEUBERGER BERMAN MANAGEMENT is the fund's investment adviser, and in turn engages Neuberger Berman, LLC to provide management and related services. For the 12 months ended 8/31/98, the management/administration fees paid to Neuberger Berman Management were 0.81% of average net assets.

  [ICON] The fund does not charge you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None

-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      0.81
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.29
                                              ....
EQUALS:  Total annual operating expenses      1.10

* THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES. ACTUAL EXPENSES THIS YEAR MAY BE HIGHER OR LOWER. THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER/FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE 53.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year   3 Years   5 Years   10 Years
-----------------------------------------------------------
Expenses               $112     $350      $606      $1340

                      46  Neuberger Berman

FINANCIAL HIGHLIGHTS

Year Ended August 31,                                              1994(1)          1995        1996        1997         1998
-----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                     10.00         10.07       11.84       13.88        17.79
PLUS:     Income from investment operations
          Net investment income                                       0.01          0.03        0.02        0.03         0.07
          Net gains/losses -- realized and unrealized                 0.06          1.76        2.35        4.33        (1.11)
          Subtotal: income from investment operations                 0.07          1.79        2.37        4.36        (1.04)
MINUS:    Distributions to shareholders
          Income dividends                                              --          0.02        0.02        0.03         0.03
          Capital gain distributions                                    --            --        0.31        0.42         0.40
          Subtotal: distributions to shareholders                       --          0.02        0.33        0.45         0.43
                                                                   ..........................................................
EQUALS:   Share price (NAV) at end of year                           10.07         11.84       13.88       17.79        16.32
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/repayment and offset arrangements had not been in effect.
Net expenses -- actual                                                1.50(2)       1.51        1.50        1.48         1.10
Gross expenses                                                        2.50(2)(3)    2.50(3)     1.69(3)     1.20(3)        --
Expenses(4)                                                             --            --        1.50        1.49         1.10
Net investment income -- actual                                       0.50(2)       0.36        0.19        0.23         0.43
-----------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                                                      0.70(5)(6)   17.82(6)    20.19(6)    31.96        (6.02)
Net assets at end of year (in millions of dollars)                     2.3           8.2        32.9        59.7         82.5
Portfolio turnover rate (%)                                             14            58          53          51           47

The figures above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) PERIOD FROM 3/16/94 (BEGINNING OF OPERATIONS) TO 8/31/94.

(2) ANNUALIZED.

(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT/REPAYMENT.

(4) SHOWS WHAT EXPENSES WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS. THIS CALCULATION IS REQUIRED FOR ALL PERIODS ENDING AFTER 9/1/95.

(5) NOT ANNUALIZED.

(6) WOULD HAVE BEEN LOWER IF NEUBERGER BERMAN MANAGEMENT HAD NOT REIMBURSED CERTAIN EXPENSES.

                             Socially Responsive Fund   47

YOUR INVESTMENT

MAINTAINING YOUR
ACCOUNT
------------------------------------------------------------

YOUR INVESTMENT PROVIDER
The fund shares described in this prospectus are available through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies outlined in this prospectus are set by the funds and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from your investment provider. This includes information on how to buy and sell shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

To buy or sell shares of any of the funds described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The funds do not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

Under certain circumstances, the funds reserve the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

                      48  Neuberger Berman

------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION
The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before a fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the distribution has been made.

If you're investing in a tax-advantaged account, you don't need to worry; generally, there are no tax consequences to you in this case.

The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

                                      Your Investment   49

SHARE PRICES
------------------------------------------------------------

SHARE PRICE CALCULATIONS
A fund's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of a fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the funds use market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.

Because these funds do not have sales charges, the price you pay for each share of a fund is the fund's net asset value per share. Similarly, because these funds charge no fees for selling shares, they pay you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.

The funds are open for business every day the New York Stock Exchange is open. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted; check with your investment provider to find out by what time your order must be received in order to be processed the same day. Each fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your investment provider accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. The fund's share price, however, will not change until the next time it is calculated.

                      50  Neuberger Berman

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

DISTRIBUTIONS -- Each fund pays out to shareholders any net income and net capital gains. Ordinarily, the funds make any distributions once a year (in December), except for Guardian Fund, which typically distributes income every quarter.

Consult your investment provider about whether your income and capital gains distributions from a fund will be reinvested in that fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA of those amounts also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous year. Your tax statement (see sidebar) will help clarify this for you.

Income distributions and short-term capital gain distributions are generally taxed as regular income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

                                      Your Investment   51

DISTRIBUTIONS
AND TAXES CONTINUED
-------------------------------------------------------------------

EURO AND YEAR 2000
ISSUES
Like other mutual funds, the funds could be affected by problems relating to the conversion of European currencies into the Euro beginning 1/1/99, and the ability of computer systems to recognize the year 2000.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro and Year 2000 issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the funds' portfolios will be affected by either issue.

At the same time, it is impossible to know whether these problems, which could disrupt fund operations and investments if uncorrected, have been adequately addressed until the dates in question arrive.

HOW TRANSACTIONS ARE TAXED -- When you sell fund shares, you generally realize a gain or loss. These transactions, which include exchanges between funds, usually have tax implications. The exception, once again, is tax-advantaged retirement accounts.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

                      52  Neuberger Berman

FUND STRUCTURE
------------------------------------------------------------

Each of the funds in this prospectus uses a "master/ feeder" structure.

Rather than investing directly in securities, each fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean a feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, a feeder fund could switch to another master portfolio or decide to manage its assets itself. No fund in this prospectus is currently contemplating such a move.

                                      Your Investment   53

[]

OBTAINING INFORMATION
You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180
800-877-9700
212-476-8800

Broker/Dealer and
Institutional Services:
800-366-6264

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

SECURITIES AND EXCHANGE COMMISSION
Washington, DC
20549-6009
800-SEC-0330 (Public
Reference Section)

Web site:
www.sec.gov

You can request copies of documents from the SEC for the cost of a duplicating fee, or view documents at the SEC's Public Reference Room in Washington.

NEUBERGER BERMAN EQUITY FUNDS

- No load

- No sales charges

- No 12b-1 fees

If you'd like further details on any of these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio manager(s) about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on these funds, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about each fund's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180

[RECYCLE LOGO] NMLRR1271298                             SEC file number: 811-582